STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares	Dec. 31, 2021	Dec. 09, 2021
Private Placement Warrants
Number of warrants to purchase shares issued	796,000	81,000